Investor A1 [Member] Performance Management - Investor A1 - BlackRock Short Duration Muni Fund	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Bloomberg Municipal Bond Index, Bloomberg Municipal 1-5 Year Index and a customized index comprised of the Bloomberg National Short 0-5 year maturities, excluding non-investment grade (the “Short-Term Customized Reference Benchmark”). Effective February 1, 2025, Fund management has determined to remove the Short-Term Customized Reference Benchmark (formerly referred to as the New Short-Term Customized Reference Benchmark) as a benchmark against which the
Fund measures its performance. Fund management believes the Short-Term Customized Reference Benchmark no longer has characteristics similar to the current investment strategy of the Fund.. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 882-0052.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table compares the Fund’s performance to that of the Bloomberg Municipal Bond Index, Bloomberg Municipal 1-5 Year Indexand a customized index comprised of the Bloomberg National Short 0-5 year maturities, excluding non-investment grade (the “Short-Term Customized Reference Benchmark”). Effective February1,2025, Fund management has determined to remove the Short-Term Customized Reference Benchmark(formerly referred to as the New Short-Term Customized Reference Benchmark)as a benchmark against which theFund measures its performance. Fund management believes the Short-Term Customized Reference Benchmark no longer has characteristics similar to the current investment strategy of the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Investor A1 Shares ANNUAL TOTAL RETURNS BlackRock Short Duration Muni Fund As of 12/31
Bar Chart Closing [Text Block]
During the ten-year period shown in the bar chart, the highest return for a quarter was 3.21% (quarter ended December 31, 2023) and the lowest return for a quarter was -2.64% (quarter ended March 31, 2022). The year-to-date return as of September 30, 2025 was 4.25%.

Performance Table Heading	For the periods ended 12/31/24Average Annual Total Returns
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Does Reflect Sales Loads	However, the table includes all applicable fees and sales charges.
Performance Table Market Index Changed	The table compares the Fund’s performance to that of the Bloomberg Municipal Bond Index, Bloomberg Municipal 1-5 Year Indexand a customized index comprised of the Bloomberg National Short 0-5 year maturities, excluding non-investment grade (the “Short-Term Customized Reference Benchmark”). Effective February1,2025, Fund management has determined to remove the Short-Term Customized Reference Benchmark(formerly referred to as the New Short-Term Customized Reference Benchmark)as a benchmark against which theFund measures its performance. Fund management believes the Short-Term Customized Reference Benchmark no longer has characteristics similar to the current investment strategy of the Fund.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.blackrock.com
Performance Availability Phone [Text]	(800) 882-0052
Investor A1
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	4.25%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	3.21%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(2.64%)
Lowest Quarterly Return, Date	Mar. 31, 2022